NOTES PAYABLE (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
For the year ending December 31,
Total payments	$ 396,395
Less current portion of principal payments	72,587
Long-term portion of principal payments	323,808
Promissory Notes [Member]
For the year ending December 31,
2017 (remainder of the year)	17,842
2018	73,407
2019	76,779
2020	80,307
2021	83,996
2022	64,064
Total payments	396,395
Less current portion of principal payments	72,587
Long-term portion of principal payments	$ 323,808